Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis
	March 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Other current assets (marketable securities)	$50	$—	$—	$50
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	1,461	—	1,461

Total Assets	$50	$1,461	$—	$1,511

Other current liabilities (derivative agreements)	$—	$(35,781)	$—	$(35,781)
Other current liabilities (other fair value measurements)	—	(31,960)	—	(31,960)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,741)	$—	$(67,741)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Other current assets (marketable securities)	$38	$—	$—	$38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	$—	$(67,747)	$—	$(67,747)
Other current liabilities (other fair value measurements)	—	(1,072)	—	(1,072)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(68,819)	$—	$(68,819)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$—	$—	$—	$—
Other current assets (marketable securities)	38	—	—	38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	—	(67,747)	—	(67,747)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,747)	$—	$(67,747)

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$2,745	$—	$—	$2,745
Other current assets (derivative agreements)	—	63,051	—	63,051
Other long-term assets (derivative agreements)	—	18,831	—	18,831

Total Assets	$2,745	$81,882	$—	$84,627

Other current liabilities (derivative agreements)	—	—	—	—
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$—	$—	$—